Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of due to related parties
	December 31, 2020	December 31, 2019
Advances from Xiangdong Wen (1)	$2,339	$4,320
Advances from (to) Zhen Fan (2)	(906)	1,710
	$1,433	$6,030